Share capital and additional paid-in capital (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital and additional paid-in capital balance	$ 113,449	$ 113,437
Payment of other reserve constitution share-bases compensation plan	9	12
Share capital and additional paid-in capital balance	113,458	113,449
Issued capital [member]
IfrsStatementLineItems [Line Items]
Share capital and additional paid-in capital balance	111,957	111,957
Payment of other reserve constitution share-bases compensation plan
Share capital and additional paid-in capital balance	111,957	111,957
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Share capital and additional paid-in capital balance	1,492	1,480
Payment of other reserve constitution share-bases compensation plan	9	12
Share capital and additional paid-in capital balance	$ 1,501	$ 1,492